Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 27,513	$ 27,636
Ending balance	28,235	27,513
Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	484
Ending balance		484
COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	79,198	77,363
Additions	5,484	4,732
Acquired through business combinations	14	7
Transfers	(1,034)	(812)
Retirements and disposals	1,587	1,434
Impairment losses recognized in earnings	(19)	(27)
Reclassified to assets held for sale	3
Ending balance	82,053	79,198
COST | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations		(631)
ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(51,685)	(49,727)
Transfers	96
Retirements and disposals	(1,542)	(1,322)
Reclassified to assets held for sale	(1)
Depreciation	3,627	3,475
Other	(47)	(48)
Ending balance	(53,818)	(51,685)
ACCUMULATED DEPRECIATION | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations		(147)
NETWORK INFRASTRUCTURE AND EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	21,914	21,683
Ending balance	21,801	21,914
NETWORK INFRASTRUCTURE AND EQUIPMENT | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	69,477	67,597
Additions	2,643	2,414
Acquired through business combinations	2	2
Transfers	358	964
Retirements and disposals	1,550	1,348
Impairment losses recognized in earnings	(4)	(17)
Reclassified to assets held for sale	3
Ending balance	70,923	69,477
NETWORK INFRASTRUCTURE AND EQUIPMENT | COST | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations		(135)
NETWORK INFRASTRUCTURE AND EQUIPMENT | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(47,563)	(45,914)
Transfers	(95)
Retirements and disposals	(1,515)	(1,268)
Reclassified to assets held for sale	(1)
Depreciation	3,220	3,035
Other	(50)	(48)
Ending balance	(49,122)	(47,563)
NETWORK INFRASTRUCTURE AND EQUIPMENT | ACCUMULATED DEPRECIATION | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations		(70)
LAND AND BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,710	4,266
Ending balance	4,193	3,710
LAND AND BUILDINGS | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,832	8,079
Additions	326	247
Acquired through business combinations	12	5
Transfers	771	49
Retirements and disposals	37	54
Impairment losses recognized in earnings	(15)	(9)
Reclassified to assets held for sale	0
Ending balance	8,889	7,832
LAND AND BUILDINGS | COST | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations		(485)
LAND AND BUILDINGS | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,122)	(3,813)
Transfers	191
Retirements and disposals	(27)	(54)
Reclassified to assets held for sale	0
Depreciation	407	440
Other	3	0
Ending balance	(4,696)	(4,122)
LAND AND BUILDINGS | ACCUMULATED DEPRECIATION | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations		(77)
ASSETS UNDER CONSTRUCTION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,889	1,687
Ending balance	2,241	1,889
ASSETS UNDER CONSTRUCTION | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,889	1,687
Additions	2,515	2,071
Acquired through business combinations	0	0
Transfers	(2,163)	(1,825)
Retirements and disposals	0	32
Impairment losses recognized in earnings	0	(1)
Reclassified to assets held for sale	0
Ending balance	2,241	1,889
ASSETS UNDER CONSTRUCTION | COST | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations		(11)
ASSETS UNDER CONSTRUCTION | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Transfers	0
Retirements and disposals	0	0
Reclassified to assets held for sale	0
Depreciation	0	0
Other	0	0
Ending balance	$ 0	0
ASSETS UNDER CONSTRUCTION | ACCUMULATED DEPRECIATION | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations		$ 0